Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related parties	RELATED PARTIES
The Company’s related parties include the Chairman of the Board of Directors (Jean-Paul Kress), the Chief Executive Officer (Gil Beyen), the two Deputy General Managers (Jérôme Bailly and Eric Soyer), members of the Board of Directors and members of the executive committee.
The remuneration of directors and members of the executive committee was as set forth in the table below.

	12/31/2018			12/31/2019			12/31/2020
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	692	26	337	1,077	16	334	1,242	22	448
Executive committee	1,285	30	528	1,277	10	299	1,374	25	201
Board of directors	241	—	442	321	—	125	300	—	43
Total	2,218	56	1,307	2,675	26	757	2,915	47	692
The Company has no other related parties.